Reconciliations of Numerators and Denominators Used to Calculate Basic and Diluted Net Income Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Basic:
Income from continuing operations attributable to DaVita Inc.									$ 481,755		$ 405,402		$ 422,291
Decrease (increase) in noncontrolling interest redemption rights in excess of fair value									335		(68)		(267)
Income from continuing operations for basic earnings per share calculation									482,090		405,334		422,024
Discontinued operations attributable to DaVita Inc.									(3,754)		281		393
Net income attributable to DaVita Inc. for basic earnings per share calculation									478,336		405,615		422,417
Weighted average shares outstanding during the period									94,655,000		101,497,000		103,595,000
Vested stock units									3,000		7,000		9,000
Weighted average shares for basic earnings per share calculation									94,658,027		101,504,373		103,603,885
Basic income from continuing operations per share attributable to DaVita Inc.	$ 1.60	$ 1.48	$ 1.05	$ 0.98	$ 0.71	$ 1.16	$ 1.06	$ 1.05	$ 5.09		$ 3.99		$ 4.07
Basic net income per share attributable to DaVita Inc.	$ 1.59	$ 1.45	$ 1.05	$ 0.98	$ 0.71	$ 1.16	$ 1.05	$ 1.05	$ 5.05		$ 4.00		$ 4.08
Diluted:
Income from continuing operations attributable to DaVita Inc.									481,755		405,402		422,291
Decrease (increase) in noncontrolling interest redemption rights in excess of fair value									335		(68)		(267)
Income from continuing operations for diluted earnings per share calculation									482,090		405,334		422,024
Discontinued operations attributable to DaVita Inc.									(3,754)		281		393
Net income attributable to DaVita Inc. for diluted earnings per share calculation									$ 478,336		$ 405,615		$ 422,417
Weighted average shares outstanding during the period									94,655,000		101,497,000		103,595,000
Vested stock units									3,000		7,000		9,000
Assumed incremental shares from stock plans									1,874,000		1,555,000		564,000
Weighted average shares for diluted earnings per share calculation									96,532,110		103,059,171		104,167,685
Diluted income from continuing operations per share attributable to DaVita Inc.	$ 1.58	$ 1.45	$ 1.02	$ 0.96	$ 0.70	$ 1.15	$ 1.04	$ 1.04	$ 4.99		$ 3.93		$ 4.05
Diluted net income per share attributable to DaVita Inc.	$ 1.56	$ 1.42	$ 1.03	$ 0.96	$ 0.70	$ 1.15	$ 1.04	$ 1.04	$ 4.96		$ 3.94		$ 4.06
Anti-dilutive stock-settled awards excluded from calculation									2,388,000	[1]	1,452,000	[1]	9,912,000	[1]

[1]	Shares associated with stock-settled stock appreciation rights and stock options that are excluded from the diluted denominator calculation because they are anti-dilutive under the treasury stock method.